SCHEDULE OF ESTIMATED USEFUL LIVES FOR MAJOR ASSET CATEGORIES PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2025
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	5 years